PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments (unaudited) as of July 31, 2025
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Australia 1.5%
Netwealth Group Ltd.	5,489	$130,992
Brazil 2.4%
Embraer SA, ADR	3,549	204,351
Canada 6.7%
Dollarama, Inc.	2,150	293,856
Fairfax Financial Holdings Ltd.	153	270,617
		564,473
Israel 2.6%
Nova Ltd.*	831	218,212
Italy 1.3%
Brunello Cucinelli SpA	949	106,424
Netherlands 4.1%
ASM International NV	301	145,701
Euronext NV, 144A	754	121,537
Nebius Group NV (Class A Stock)*	1,554	84,584
		351,822
South Korea 2.4%
Coupang, Inc. (Class A Stock)*	6,844	201,419
Sweden 1.4%
Asker Healthcare Group AB*	11,430	116,421
Switzerland 2.0%
On Holding AG (Class A Stock)*	3,557	172,763
United Kingdom 5.2%
Baltic Classifieds Group PLC	29,877	141,256
Genius Sports Ltd.*	15,194	170,933
Marex Group PLC	3,431	132,368
		444,557
United States 69.7%
Alkami Technology, Inc.*	3,789	84,457
Astera Labs, Inc.*	1,269	173,510
Axon Enterprise, Inc.*	264	199,449
Casella Waste Systems, Inc. (Class A Stock)*	1,306	142,001
Cava Group, Inc.*	1,031	90,738
Celsius Holdings, Inc.*	7,059	320,055
Comfort Systems USA, Inc.	541	380,485
CyberArk Software Ltd.*	389	160,062
Duolingo, Inc. (Class A Stock)*	507	175,701
Dutch Bros, Inc. (Class A Stock)*	2,782	164,889
ESCO Technologies, Inc.	1,379	267,112
HEICO Corp.	582	190,198
Klaviyo, Inc. (Class A Stock)*	5,251	163,306
Loar Holdings, Inc.*	2,336	172,654
MasTec, Inc.*	940	177,857
Mirion Technologies, Inc.*	17,729	396,243
MNTN, Inc. (Class A Stock)*	5,907	166,341

PGIM Jennison NextGeneration Global Opportunities Fund

PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Monday.com Ltd.*	971	$254,684
Monolithic Power Systems, Inc.	286	203,415
Natera, Inc.*	524	70,038
RBC Bearings, Inc.*	426	165,007
Reddit, Inc. (Class A Stock)*	867	139,232
Ryan Specialty Holdings, Inc. (Class A Stock)	1,917	117,301
Samsara, Inc. (Class A Stock)*	3,537	134,512
StoneX Group, Inc.*	1,447	140,706
TKO Group Holdings, Inc.	1,500	252,015
Toast, Inc. (Class A Stock)*	8,719	425,836
Warby Parker, Inc. (Class A Stock)*	12,381	296,525
Wingstop, Inc.	790	298,099
		5,922,428

Total Long-Term Investments (cost $7,192,681)		8,433,862
Short-Term Investment 4.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $376,526)(wb)	376,526	376,526

TOTAL INVESTMENTS 103.7% (cost $7,569,207)		8,810,388
Liabilities in excess of other assets (3.7)%		(318,187)

Net Assets 100.0%		$8,492,201

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2